[Janus Capital Letterhead]

August 29, 2019

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 289 and Amendment No. 272 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment relates only to the following:

●	Fixed Income Fund Prospectuses ~ Janus Henderson Absolute Return Income Opportunities Fund
o	Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, Class R Shares, and Class T Shares
o	Class D Shares

●	Fixed Income Fund SAI ~ Janus Henderson Absolute Return Income Opportunities Fund
o	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, and Class T Shares

●	U.S. Equity Fund Prospectuses ~ Janus Henderson Small-Mid Cap Value Fund
o	Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class T Shares
o	Class D Shares

●	U.S. Equity Fund SAI ~ Janus Henderson Small-Mid Cap Value Fund
o	Class A Shares, Class C Shares, Class D Shares, Class S Shares, Class I Shares, Class N Shares, and Class T Shares

The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and statements of additional information (“SAIs”) comprising the Amendment as follows:

●	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated October 29, 2018 and January 28, 2019, as applicable.

As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on October 28, 2019.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.

Legal Counsel

Enclosures (via EDGAR)

cc:	Kathryn Santoro, Esq.

Deborah O’Neal

Thea Kelley